Income Taxes - Schedule of Profit (Loss) before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Total profit (loss) before income taxes	$ (97,947)	$ (177,327)	$ (10,272)
Israel
Income Tax Contingency [Line Items]
Total profit (loss) before income taxes	(55,054)	(154,339)	(13,479)
International
Income Tax Contingency [Line Items]
Total profit (loss) before income taxes	$ (42,893)	$ (22,988)	$ 3,207